18. Warrants (Annual) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Warrants - Assumptions
	Year ended December 31, 2021
Exercise price	$2.50	to	$5.00
Risk free interest rate	0.16	to	0.29%
Expected life of warrants	2	to	5	years
Expected volatility of underlying stock	139.5	to	183.5
Expected dividend rate	0%

Warrants
	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2021	2,053,145	$2.50	to	5.00	$2.63
Granted	—	—			—
Forfeited/cancelled	—	—			—
Exercised	(1,506,809)	2.50	to	3.75	2.63
Outstanding December 31, 2021	546,336	$2.50	to	5.00	$2.66
Granted – pre-funded warrants*	541,227	0.0001			0.0001
Granted	3,166,227	0.9475			0.9475
Forfeited/cancelled	(48,395)	3.75			3.75
Exercised – pre-funded warrants*	(541,227)	0.0001			0.0001
Outstanding September 30, 2022	3,664,168	$0.9475	to	5.00	$1.17

	Number of shares	Exercise price per share			Weighted average exercise price
Outstanding January 1, 2020	1,089,474	$4.00			$4.00
Granted	5,374,371	2.50	to	5.00	2.62
Forfeited/cancelled	(1,089,474)	4.00			4.00
Exercised	(3,321,226)	2.50	to	5.00	2.62
Expired	—			—	—
Outstanding December 31, 2020	2,053,145	$2.50	to	5.00	2.63
Granted	—	—			—
Forfeited/cancelled	—	—			—
Exercised	(1,506,809)	2.50	to	5.00	2.63
Outstanding December 31, 2021	546,336	$2.50	to	5.00	$2.66

Warrants oustanding, exercise price (Details Narrative)

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$0.9475	3,166,227	5.21	$0.9475	—	$—
$2.50	486,173	2.88	$2.50	486,173	$2.50
$5.00	11,768	0.66	5.00	11,768	5.00
	3,664,168	4.89	$1.17	497,941	$2.56

	Warrants outstanding			Warrants exercisable
Exercise price	Number of shares	Weighted average remaining years	Weighted average exercise price	Number of shares	Weighted average exercise price
$2.50	486,173	3.63	$2.50	486,173	$2.50
$3.75	48,395	0.41	3.75	48,395	3.75
$5.00	11,768	0.61	5.00	11,768	5.00
	546,336	3.28	$2.66	546,336	$2.66